LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments
Components of long-term prepayments and other assets as of December 31, 2022 and 2023 were as follows (RMB in millions):

	2022	2023
Deposits paid to airline suppliers	239	215
Deposit paid to lessor	58	50
Deposits paid to hotel suppliers	30	117
Deposits paid to advertising suppliers	21	42
Other deposit	37	46
Long-term derivative assets	58	39
Prepayment for acquisition of property and equipment	33	76
Others	69	78

Total	545	663